UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Todd B. Martin                 Elkhart , IN                       8/4/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $   181,504.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.            COM               025816109      404    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B          COM               084670207   10,121     3,495          SOLE                    3,459      0      36
BROWN & BROWN, INC.             COM               115236101   31,844 1,597,798          SOLE                1,477,098      0 120,700
BRUNSWICK CORP.                 COM               117043109    4,979 1,152,650          SOLE                1,135,955      0  16,695
EMMIS COMM.CL A                 COM               291525103      836 2,786,589          SOLE                2,149,586      0 637,003
FEDERAL NATIONAL MTG. ASSN.     COM               313586109       12    20,000          SOLE                        0      0  20,000
(FANNIE MAE)
FIFTH THIRD                     COM               316773100    7,991 1,125,430          SOLE                1,115,865      0   9,565
FREDDIE MAC                     COM               313400301       12    20,000          SOLE                        0      0  20,000
GANNETT CO INC                  COM               364730101   11,457 3,209,343          SOLE                3,172,263      0  37,080
GANNETT CO INC                  COM               364730101    1,112   311,500     CALL                             0      0       0
GARMIN LTD.                     ORD               G37260109    5,471   229,660          SOLE                  224,805      0   4,855
GENERAL ELECTRIC CO.            COM               369604103    5,833   497,665          SOLE                  494,040      0   3,625
GENTEX CORP                     COM               371901109    6,587   567,870          SOLE                  557,170      0  10,700
HNI CORP                        COM               404251100   10,942   605,860          SOLE                  598,950      0   6,910
INTEL CORP.                     COM               458140100      409    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON               COM               478160104      435     7,650          SOLE                    7,650      0       0
LAMAR ADV.                      COM               512815101   14,015   917,804          SOLE                  907,734      0  10,070
LEE ENTERPRISES, INC.           COM               523768109       14    25,850          SOLE                   15,575      0  10,275
LOWE'S COS, INC.                COM               548661107   20,637 1,063,200          SOLE                  972,165      0  91,035
MCDONALD'S CORP.                COM               580135101      287     5,000          SOLE                    5,000      0       0
McGRAW-HILL COS.                COM               580645109   18,109   601,430          SOLE                  594,200      0   7,230
MERCK & CO.                     COM               589331107      224     8,000          SOLE                    8,000      0       0
MICROSOFT CORP.                 COM               594918104      642    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.         COM               608190104    1,501    42,075          SOLE                   10,365      0  31,710
PATTERSON COS. INC.             COM               703395103      436    20,100          SOLE                   19,340      0     760
PEPSICO, INC.                   COM               713448108      539     9,800          SOLE                    9,800      0       0
POOL CORP.                      COM               73278L105      684    41,294          SOLE                   41,020      0     274
PROGRESSIVE CORP.               COM               743315103    7,824   517,808          SOLE                  440,968      0  76,840
SKYLINE CORPORATION             COM               830830105      237    10,900          SOLE                   10,900      0       0
STRYKER CORPORATION             COM               863667101    4,368   109,905          SOLE                  108,935      0     970
TORCHMARK CORP.                 COM               891027104    4,137   111,683          SOLE                  110,311      0   1,372
U.S. BANCORP                    COM               902973304      938    52,335          SOLE                   52,045      0     290
UNITED HEALTH GROUP INC.        COM               91324P102      834    33,400          SOLE                   33,400      0       0
WAL MART STORES                 COM               931142103    1,327    27,400          SOLE                        0      0  27,400
WALGREEN CO.                    COM               931422109    5,791   196,985          SOLE                  195,490      0   1,495
WALT DISNEY CO.                 COM               254687106      247    10,600          SOLE                   10,600      0       0
WYETH                           COM               983024100      268     5,900          SOLE                    5,900      0       0